Investment Securities - Gross Unrealized Losses and Fair Value of Company's Investment Securities (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	$ 19,125
Unrealized Losses Less Than 12 Months	(169)
Fair Value 12 Months or Greater	4,241
Unrealized Losses 12 Months or Greater	(127)
Fair Value Total	23,366
Unrealized Losses Total	(296)
Fair Value Less Than 12 Months	21,617
Unrealized Losses Less Than 12 Months	(199)
Fair Value 12 Months or Greater	6,961
Unrealized Losses 12 Months or Greater	(281)
Fair Value Total	28,578
Unrealized Losses Total	(480)
U.S. Treasury and Agencies [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	1,306
Unrealized Losses Less Than 12 Months	(19)
Fair Value 12 Months or Greater	60
Unrealized Losses 12 Months or Greater	(1)
Fair Value Total	1,366
Unrealized Losses Total	(20)
Fair Value Less Than 12 Months	2,919
Unrealized Losses Less Than 12 Months	(27)
Fair Value 12 Months or Greater	8
Fair Value Total	2,927
Unrealized Losses Total	(27)
Mortgage-Backed Securities Residential [Member] | Agency [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	17,819
Unrealized Losses Less Than 12 Months	(150)
Fair Value 12 Months or Greater	4,156
Unrealized Losses 12 Months or Greater	(123)
Fair Value Total	21,975
Unrealized Losses Total	(273)
Fair Value Less Than 12 Months	18,603
Unrealized Losses Less Than 12 Months	(171)
Fair Value 12 Months or Greater	6,267
Unrealized Losses 12 Months or Greater	(193)
Fair Value Total	24,870
Unrealized Losses Total	(364)
Mortgage-Backed Securities Residential [Member] | Non-Agency Prime [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	59
Unrealized Losses Less Than 12 Months	(1)
Fair Value 12 Months or Greater	107
Unrealized Losses 12 Months or Greater	(3)
Fair Value Total	166
Unrealized Losses Total	(4)
Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	17
Unrealized Losses 12 Months or Greater	(1)
Fair Value Total	17
Unrealized Losses Total	(1)
Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	6
Fair Value Total	6
Fair Value 12 Months or Greater	2
Fair Value Total	2
Obligations of State and Political Subdivisions [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	2
Unrealized Losses 12 Months or Greater	(1)
Fair Value Total	2
Unrealized Losses Total	(1)
Fair Value Less Than 12 Months	35
Fair Value 12 Months or Greater	62
Unrealized Losses 12 Months or Greater	(2)
Fair Value Total	97
Unrealized Losses Total	(2)
Corporate Debt Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	425
Unrealized Losses 12 Months or Greater	(70)
Fair Value Total	425
Unrealized Losses Total	(70)
Perpetual Preferred Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	73
Unrealized Losses 12 Months or Greater	(12)
Fair Value Total	73
Unrealized Losses Total	(12)
Other Investment [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	1
Fair Value Total	1
Other Debt Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	17
Unrealized Losses 12 Months or Greater	(2)
Fair Value Total	17
Unrealized Losses Total	$ (2)